Financial risk management - Summary of Borrowing to Price Rate Changes (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023
Disclosure of Financial Risk Management [Line Items]
Current borrowings	$ 8,534	$ 5,952
Non-current borrowings	107,228	102,811
Total borrowings	115,762	108,763
Commodity price risk
Disclosure of Financial Risk Management [Line Items]
Current borrowings	367	336
Non-current borrowings	60,878	55,739
Total borrowings	$ 61,245	$ 56,075
Percent of current borrowings	0.00%	0.00%
Percent of non-current borrowings	53.00%	51.00%
Percent of total borrowings	53.00%	51.00%